Leases - Movement in right-of-use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 663	$ 683
Exchange differences	(9)	(5)
Additions	166	98
Disposal	(13)
Reclassification from assets held for sale		3
Derecognition due to disposal of business		2
Depreciation	(121)	(114)
Ending balance	686	663
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	426	426
Exchange differences	(6)	13
Additions	106	53
Disposal	(11)
Reclassification from assets held for sale		2
Derecognition due to disposal of business		1
Depreciation	(71)	(67)
Ending balance	444	426
Plant and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	237	257
Exchange differences	(3)	(18)
Additions	60	45
Disposal	(2)
Reclassification from assets held for sale		1
Derecognition due to disposal of business		1
Depreciation	(50)	(47)
Ending balance	$ 242	$ 237